JPMorgan Carbon Transition U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Aerospace & Defense — 0.2%
Hexcel Corp.	14	839
Howmet Aerospace, Inc.	77	13,842
		14,681
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	27	3,114
Expeditors International of Washington, Inc.	31	3,603
GXO Logistics, Inc. *	22	1,094
		7,811
Automobiles — 1.8%
Tesla, Inc. *	365	112,519
Banks — 1.5%
Bank of America Corp.	643	30,395
Citigroup, Inc.	405	37,948
NU Holdings Ltd., Class A (Brazil) *	706	8,627
Wells Fargo & Co.	201	16,207
		93,177
Beverages — 0.4%
Brown-Forman Corp., Class B	53	1,529
Constellation Brands, Inc., Class A	28	4,677
Keurig Dr Pepper, Inc.	277	9,044
Molson Coors Beverage Co., Class B	38	1,852
Monster Beverage Corp. *	151	8,871
Primo Brands Corp.	49	1,353
		27,326
Biotechnology — 2.7%
AbbVie, Inc.	260	49,145
Alnylam Pharmaceuticals, Inc. *	29	11,375
Amgen, Inc.	113	33,346
Gilead Sciences, Inc.	278	31,217
Incyte Corp. *	34	2,546
Natera, Inc. *	26	3,475
Regeneron Pharmaceuticals, Inc.	23	12,546
Sarepta Therapeutics, Inc. *	20	328
Vertex Pharmaceuticals, Inc. *	57	26,042
		170,020
Broadline Retail — 3.8%
Amazon.com, Inc. *	995	232,939
eBay, Inc.	106	9,726
Etsy, Inc. *	30	1,748
		244,413
Building Products — 0.9%
Advanced Drainage Systems, Inc.	13	1,492
Carlisle Cos., Inc.	9	3,192
Carrier Global Corp.	176	12,077
Hayward Holdings, Inc. *	33	508

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Johnson Controls International plc	126	13,230
Lennox International, Inc.	7	4,263
Trane Technologies plc	53	23,218
		57,980
Capital Markets — 5.4%
Affiliated Managers Group, Inc.	8	1,679
Ares Management Corp.	41	7,607
Bank of New York Mellon Corp. (The)	143	14,507
Blackrock, Inc.	13	14,378
Blackstone, Inc.	159	27,501
Blue Owl Capital, Inc.	116	2,245
Carlyle Group, Inc. (The)	50	3,033
Cboe Global Markets, Inc.	23	5,544
CME Group, Inc.	80	22,262
Goldman Sachs Group, Inc. (The)	62	44,863
Interactive Brokers Group, Inc., Class A	92	6,032
Intercontinental Exchange, Inc.	127	23,473
KKR & Co., Inc.	149	21,840
LPL Financial Holdings, Inc.	17	6,727
Moody's Corp.	44	22,692
Morgan Stanley	252	35,900
Morningstar, Inc.	5	1,382
MSCI, Inc.	17	9,543
Nasdaq, Inc.	94	9,045
Northern Trust Corp.	37	4,810
Robinhood Markets, Inc., Class A *	149	15,355
S&P Global, Inc.	69	38,026
TPG, Inc.	23	1,313
Tradeweb Markets, Inc., Class A	24	3,325
XP, Inc., Class A (Brazil)	94	1,517
		344,599
Chemicals — 1.5%
Air Products and Chemicals, Inc.	4	1,152
Ashland, Inc.	9	464
DuPont de Nemours, Inc.	80	5,752
Ecolab, Inc.	80	20,941
Element Solutions, Inc.	49	1,156
FMC Corp.	27	1,054
International Flavors & Fragrances, Inc.	57	4,049
Linde plc	90	41,423
PPG Industries, Inc.	43	4,536
Scotts Miracle-Gro Co. (The)	5	313
Sherwin-Williams Co. (The)	52	17,206
		98,046
Commercial Services & Supplies — 0.9%
Cintas Corp.	71	15,801

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — continued
MSA Safety, Inc.	6	1,067
Republic Services, Inc.	46	10,610
Tetra Tech, Inc.	68	2,498
Veralto Corp.	55	5,766
Waste Management, Inc.	81	18,562
		54,304
Communications Equipment — 1.5%
Arista Networks, Inc. *	229	28,217
Ciena Corp. *	31	2,878
Cisco Systems, Inc.	720	49,018
Motorola Solutions, Inc.	36	15,803
		95,916
Construction & Engineering — 0.3%
AECOM	30	3,382
EMCOR Group, Inc.	8	5,020
Quanta Services, Inc.	28	11,372
		19,774
Construction Materials — 0.2%
CRH plc	130	12,408
Consumer Finance — 1.3%
Ally Financial, Inc.	61	2,309
American Express Co.	120	35,917
Capital One Financial Corp.	120	25,800
SLM Corp.	41	1,304
SoFi Technologies, Inc. *	236	5,329
Synchrony Financial	149	10,381
		81,040
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	37	34,767
Performance Food Group Co. *	29	2,911
Sprouts Farmers Market, Inc. *	18	2,728
Sysco Corp.	110	8,756
US Foods Holding Corp. *	44	3,666
Walgreens Boots Alliance, Inc.	176	2,049
Walmart, Inc.	353	34,587
		89,464
Containers & Packaging — 0.1%
Amcor plc	436	4,076
AptarGroup, Inc.	12	1,886
Avery Dennison Corp.	18	3,020
		8,982

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Distributors — 0.1%
Genuine Parts Co.	5	645
Pool Corp.	8	2,465
		3,110
Diversified Consumer Services — 0.0% ^
ADT, Inc.	110	918
Diversified REITs — 0.1%
WP Carey, Inc.	53	3,400
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	360	9,868
Iridium Communications, Inc.	31	758
Liberty Global Ltd., Class C (Belgium) *	61	624
Verizon Communications, Inc.	174	7,440
		18,690
Electric Utilities — 1.3%
Alliant Energy Corp.	49	3,185
Duke Energy Corp.	149	18,124
Edison International	169	8,808
Eversource Energy	158	10,444
Exelon Corp.	222	9,977
NextEra Energy, Inc.	131	9,309
NRG Energy, Inc.	38	6,354
PG&E Corp.	480	6,730
Pinnacle West Capital Corp.	22	1,994
Xcel Energy, Inc.	110	8,078
		83,003
Electrical Equipment — 0.7%
Acuity, Inc.	7	2,179
AMETEK, Inc.	51	9,427
Emerson Electric Co.	123	17,898
Generac Holdings, Inc. *	13	2,531
Regal Rexnord Corp.	12	1,835
Rockwell Automation, Inc.	26	9,144
		43,014
Electronic Equipment, Instruments & Components — 0.3%
Cognex Corp.	31	1,264
Keysight Technologies, Inc. *	39	6,392
Teledyne Technologies, Inc. *	4	2,204
Trimble, Inc. *	54	4,530
Vontier Corp.	29	1,203
Zebra Technologies Corp., Class A *	11	3,729
		19,322
Energy Equipment & Services — 0.5%
Halliburton Co.	391	8,758

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — continued
Schlumberger NV	596	20,145
Weatherford International plc	34	1,923
		30,826
Entertainment — 2.2%
Electronic Arts, Inc.	59	8,997
Liberty Media Corp-Liberty Formula One, Class C *	48	4,817
Netflix, Inc. *	61	70,723
Spotify Technology SA *	33	20,676
Walt Disney Co. (The)	300	35,733
		140,946
Financial Services — 4.5%
Affirm Holdings, Inc. *	58	3,977
Apollo Global Management, Inc.	90	13,079
Berkshire Hathaway, Inc., Class B *	119	56,154
Block, Inc. *	119	9,194
Fidelity National Information Services, Inc.	115	9,132
Fiserv, Inc. *	120	16,673
Global Payments, Inc.	57	4,557
Mastercard, Inc., Class A	121	68,543
PayPal Holdings, Inc. *	250	17,190
Toast, Inc., Class A *	98	4,786
Visa, Inc., Class A	237	81,876
WEX, Inc. *	8	1,357
		286,518
Food Products — 0.8%
Bunge Global SA	25	1,994
Conagra Brands, Inc.	91	1,662
General Mills, Inc.	240	11,755
Hershey Co. (The)	32	5,956
Ingredion, Inc.	12	1,579
J M Smucker Co. (The)	45	4,830
Kellanova	54	4,311
Kraft Heinz Co. (The)	192	5,272
Lamb Weston Holdings, Inc.	26	1,484
McCormick & Co., Inc. (Non-Voting)	56	3,955
Post Holdings, Inc. *	13	1,376
The Campbell's Co.	46	1,468
Tyson Foods, Inc., Class A	53	2,772
		48,414
Ground Transportation — 0.8%
Lyft, Inc., Class A *	112	1,575
Norfolk Southern Corp.	43	11,954
Uber Technologies, Inc. *	433	37,996
Union Pacific Corp.	11	2,441
		53,966

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	106	13,376
Boston Scientific Corp. *	327	34,309
Dexcom, Inc. *	87	7,027
Edwards Lifesciences Corp. *	120	9,517
Hologic, Inc. *	50	3,341
IDEXX Laboratories, Inc. *	18	9,617
Insulet Corp. *	7	2,019
Intuitive Surgical, Inc. *	74	35,601
Medtronic plc	20	1,805
ResMed, Inc.	32	8,702
Stryker Corp.	75	29,455
		154,769
Health Care Providers & Services — 1.6%
Cencora, Inc.	37	10,585
Cigna Group (The)	59	15,775
CVS Health Corp.	278	17,264
Elevance Health, Inc.	48	13,588
McKesson Corp.	28	19,419
UnitedHealth Group, Inc.	101	25,206
		101,837
Health Care REITs — 0.2%
Medical Properties Trust, Inc.	74	305
Omega Healthcare Investors, Inc.	50	1,945
Welltower, Inc.	78	12,875
		15,125
Health Care Technology — 0.2%
Certara, Inc. *	59	580
Veeva Systems, Inc., Class A *	33	9,379
		9,959
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A *	92	12,182
Aramark	50	2,128
Booking Holdings, Inc.	7	38,528
Chipotle Mexican Grill, Inc., Class A *	304	13,036
Domino's Pizza, Inc.	6	2,779
Expedia Group, Inc.	28	5,046
McDonald's Corp.	140	42,010
Restaurant Brands International, Inc. (Canada)	62	4,207
Starbucks Corp.	12	1,070
Travel + Leisure Co.	20	1,185
Yum! Brands, Inc.	63	9,082
		131,253
Household Durables — 0.2%
Lennar Corp., Class A	55	6,170

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — continued
PulteGroup, Inc.	45	5,081
Whirlpool Corp.	11	914
		12,165
Household Products — 0.3%
Church & Dwight Co., Inc.	54	5,064
Clorox Co. (The)	27	3,390
Kimberly-Clark Corp.	67	8,349
		16,803
Independent Power and Renewable Electricity Producers — 0.0% ^
Clearway Energy, Inc., Class C	42	1,370
Industrial Conglomerates — 0.2%
3M Co.	103	15,370
Industrial REITs — 0.4%
EastGroup Properties, Inc.	11	1,796
Prologis, Inc.	205	21,890
Rexford Industrial Realty, Inc.	97	3,543
STAG Industrial, Inc.	34	1,167
		28,396
Insurance — 2.9%
Aflac, Inc.	106	10,532
American International Group, Inc.	106	8,229
Aon plc, Class A	44	15,651
Arch Capital Group Ltd.	81	6,971
Arthur J Gallagher & Co.	54	15,512
Assurant, Inc.	9	1,686
Axis Capital Holdings Ltd.	20	1,877
Chubb Ltd.	81	21,549
Everest Group Ltd.	9	3,022
Hartford Insurance Group, Inc. (The)	54	6,717
Marsh & McLennan Cos., Inc.	94	18,725
MetLife, Inc.	118	8,962
Primerica, Inc.	8	2,125
Principal Financial Group, Inc.	42	3,269
Progressive Corp. (The)	126	30,497
Prudential Financial, Inc.	77	7,976
Reinsurance Group of America, Inc.	14	2,694
RenaissanceRe Holdings Ltd. (Bermuda)	11	2,681
Travelers Cos., Inc. (The)	51	13,272
		181,947
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	1,105	212,050
Meta Platforms, Inc., Class A	222	171,704
Pinterest, Inc., Class A *	124	4,786
		388,540

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — 1.4%
Accenture plc, Class A (Ireland)	121	32,319
EPAM Systems, Inc. *	12	1,893
Gartner, Inc. *	17	5,757
Globant SA *	9	758
International Business Machines Corp.	165	41,770
Okta, Inc. *	35	3,423
Twilio, Inc., Class A *	34	4,386
		90,306
Leisure Products — 0.0% ^
Hasbro, Inc.	28	2,104
YETI Holdings, Inc. *	13	478
		2,582
Life Sciences Tools & Services — 0.5%
Danaher Corp.	17	3,352
IQVIA Holdings, Inc. *	38	7,063
Mettler-Toledo International, Inc. *	5	6,168
Repligen Corp. *	13	1,522
Thermo Fisher Scientific, Inc.	20	9,353
Waters Corp. *	13	3,754
		31,212
Machinery — 2.1%
AGCO Corp.	11	1,298
Caterpillar, Inc.	102	44,678
CNH Industrial NV	192	2,488
Cummins, Inc.	26	9,558
Deere & Co.	4	2,098
Donaldson Co., Inc.	22	1,583
Flowserve Corp.	24	1,345
Illinois Tool Works, Inc.	65	16,638
Ingersoll Rand, Inc.	88	7,448
Mueller Industries, Inc.	20	1,707
Nordson Corp.	13	2,785
Oshkosh Corp.	12	1,518
Otis Worldwide Corp.	89	7,627
PACCAR, Inc.	115	11,357
Parker-Hannifin Corp.	9	6,587
Pentair plc	31	3,168
Snap-on, Inc.	11	3,533
Stanley Black & Decker, Inc.	29	1,962
Westinghouse Air Brake Technologies Corp.	6	1,152
Xylem, Inc.	53	7,665
		136,195
Media — 0.2%
Comcast Corp., Class A	101	3,356
Fox Corp., Class A	74	4,126
Interpublic Group of Cos., Inc. (The)	76	1,870

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
News Corp., Class A	112	3,284
Omnicom Group, Inc.	43	3,098
		15,734
Metals & Mining — 0.3%
Anglogold Ashanti plc (United Kingdom)	96	4,440
Nucor Corp.	44	6,295
Royal Gold, Inc.	29	4,391
Southern Copper Corp. (Mexico)	17	1,601
		16,727
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	207	1,952
Annaly Capital Management, Inc.	124	2,521
		4,473
Multi-Utilities — 0.6%
CMS Energy Corp.	51	3,764
Consolidated Edison, Inc.	28	2,898
DTE Energy Co.	39	5,398
NiSource, Inc.	100	4,245
Public Service Enterprise Group, Inc.	109	9,787
Sempra	141	11,517
		37,609
Office REITs — 0.0% ^
BXP, Inc.	4	262
Kilroy Realty Corp.	29	1,069
		1,331
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	238	36,090
ConocoPhillips	454	43,284
Diamondback Energy, Inc.	83	12,339
ONEOK, Inc.	274	22,498
Targa Resources Corp.	95	15,809
Williams Cos., Inc. (The)	543	32,553
		162,573
Paper & Forest Products — 0.0% ^
Louisiana-Pacific Corp.	12	1,085
Personal Care Products — 0.2%
BellRing Brands, Inc. *	29	1,583
Coty, Inc., Class A *	52	252
Estee Lauder Cos., Inc. (The), Class A	51	4,760
Kenvue, Inc.	425	9,112
		15,707
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	41	1,776
Eli Lilly & Co.	109	80,668

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Johnson & Johnson	199	32,783
Merck & Co., Inc.	160	12,499
Pfizer, Inc.	194	4,518
		132,244
Professional Services — 1.1%
Automatic Data Processing, Inc.	88	27,236
Booz Allen Hamilton Holding Corp.	28	3,005
Dayforce, Inc. *	31	1,788
Dun & Bradstreet Holdings, Inc.	59	537
Equifax, Inc.	27	6,486
ExlService Holdings, Inc. *	30	1,303
FTI Consulting, Inc. *	8	1,331
Genpact Ltd.	45	1,982
Jacobs Solutions, Inc.	23	3,263
ManpowerGroup, Inc.	14	578
Paychex, Inc.	71	10,247
Paylocity Holding Corp. *	10	1,849
TransUnion	44	4,188
Verisk Analytics, Inc., Class A	32	8,919
		72,712
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	68	10,591
CoStar Group, Inc. *	90	8,567
Jones Lang LaSalle, Inc. *	11	2,974
Zillow Group, Inc., Class C *	44	3,500
		25,632
Residential REITs — 0.3%
AvalonBay Communities, Inc.	32	5,961
Equity LifeStyle Properties, Inc.	31	1,858
Essex Property Trust, Inc.	14	3,642
Invitation Homes, Inc.	135	4,138
UDR, Inc.	73	2,868
		18,467
Retail REITs — 0.5%
Brixmor Property Group, Inc.	66	1,725
Federal Realty Investment Trust	19	1,751
Kimco Realty Corp.	146	3,099
Realty Income Corp.	193	10,833
Regency Centers Corp.	38	2,713
Simon Property Group, Inc.	72	11,793
		31,914
Semiconductors & Semiconductor Equipment — 13.3%
Advanced Micro Devices, Inc. *	318	56,067
Applied Materials, Inc.	158	28,449
Broadcom, Inc.	578	169,759

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Enphase Energy, Inc. *	58	1,877
First Solar, Inc. *	47	8,212
Intel Corp.	164	3,247
KLA Corp.	30	26,371
Marvell Technology, Inc.	191	15,351
Micron Technology, Inc.	214	23,356
NVIDIA Corp.	2,710	482,028
QUALCOMM, Inc.	198	29,058
Texas Instruments, Inc.	37	6,699
		850,474
Software — 12.5%
Adobe, Inc. *	87	31,119
Atlassian Corp., Class A *	35	6,712
Autodesk, Inc. *	46	13,943
Bentley Systems, Inc., Class B	26	1,507
Cadence Design Systems, Inc. *	61	22,239
Datadog, Inc., Class A *	2	280
Dolby Laboratories, Inc., Class A	12	904
Dynatrace, Inc. *	65	3,420
Elastic NV *	19	1,590
Fortinet, Inc. *	140	13,986
Gen Digital, Inc.	121	3,568
Gitlab, Inc., Class A *	27	1,183
Guidewire Software, Inc. *	18	4,072
HubSpot, Inc. *	11	5,716
Intuit, Inc.	53	41,612
Microsoft Corp.	796	424,666
Oracle Corp.	123	31,214
Palantir Technologies, Inc., Class A *	370	58,590
Palo Alto Networks, Inc. *	145	25,172
PTC, Inc. *	26	5,585
Roper Technologies, Inc.	23	12,659
Salesforce, Inc.	62	16,016
ServiceNow, Inc. *	41	38,668
Synopsys, Inc. *	40	25,339
Tyler Technologies, Inc. *	10	5,846
Zscaler, Inc. *	7	1,999
		797,605
Specialized REITs — 0.4%
Crown Castle, Inc.	96	10,088
CubeSmart	56	2,179
Public Storage	35	9,518
SBA Communications Corp.	22	4,944
		26,729
Specialty Retail — 2.2%
AutoZone, Inc. *	4	15,073

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Best Buy Co., Inc.	19	1,236
CarMax, Inc. *	33	1,868
Gap, Inc. (The)	46	895
Home Depot, Inc. (The)	157	57,699
Lithia Motors, Inc., Class A	6	1,728
Lowe's Cos., Inc.	107	23,922
O'Reilly Automotive, Inc. *	165	16,223
Ross Stores, Inc.	72	9,831
TJX Cos., Inc. (The)	35	4,359
Valvoline, Inc. *	20	705
Wayfair, Inc., Class A *	29	1,904
Williams-Sonoma, Inc.	28	5,237
		140,680
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	1,713	355,567
Super Micro Computer, Inc. *	110	6,487
		362,054
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc. *	11	1,097
Deckers Outdoor Corp. *	33	3,504
Lululemon Athletica, Inc. *	21	4,211
NIKE, Inc., Class B	253	18,897
On Holding AG, Class A (Switzerland) *	42	2,040
PVH Corp.	11	808
Ralph Lauren Corp.	11	3,286
Skechers U.S.A., Inc., Class A *	25	1,581
Tapestry, Inc.	45	4,861
VF Corp.	75	879
		41,164
Trading Companies & Distributors — 0.2%
WW Grainger, Inc.	10	10,395
Water Utilities — 0.2%
American Water Works Co., Inc.	86	12,061
Essential Utilities, Inc.	60	2,208
		14,269
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	86	20,503
Total Common Stocks (Cost $5,980,783)		6,382,497

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b) (Cost $3,529)	3,529	3,529
Total Investments — 100.0% (Cost $5,984,312)		6,386,026
Liabilities in Excess of Other Assets — (0.0)% ^		(173)
NET ASSETS — 100.0%		6,385,853

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,386,026	$—	$—	$6,386,026

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	$3,215	$102,677	$102,363	$—	$—	$3,529	3,529	$331	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.